LEASES (Tables)	6 Months Ended
Jun. 30, 2025
LEASES
Schedule of supplemental information related to operating leases

	Six Months Ended June 30,
	2024		2025
Lease cost:
Operating fixed lease cost	2,085		1,990
Finance lease cost
— Amortization of ROU assets	41		48
— Interest on lease liabilities	63		65
Variable lease cost	134		114
Total lease cost	2,323		2,217

Other information:
Weighted average remaining lease term
Operating leases	13	years	14	years
Finance leases	27	years	26	years
Weighted average discount rate
Operating leases	6.14%		5.68%
Finance leases	4.32%		4.30%

Schedule of maturities of operating and finance lease liabilities

	Total Operating	Total Finance
	Leases	Leases
Remainder of 2025	1,972	96
2026	3,841	194
2027	3,750	198
2028	3,608	201
2029	3,404	202
Thereafter	23,123	4,571

Total minimum lease payments	39,698	5,462

Less: amount representing interest	12,548	2,253

Present value of minimum lease payments	27,150	3,209

Schedule of supplemental cash flow information related to leases

	Six Months Ended June 30,
	2024	2025
Cash paid for amounts included in the measurement of operating lease liabilities	2,255	2,108
Cash paid for amounts included in the measurement of finance lease liabilities	84	92
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	1,566	406